STOCK COMPENSATION PLANS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STOCK COMPENSATION PLANS [Abstract]
Total stock-based compensation expense	$ 225.0	$ 219.0	$ 258.0
Total income tax benefit recognized in consolidated statements of income for share-based compensation arrangements	47.0	$ 44.0	$ 71.0
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted	$ 271.0
Weighted-average period over which the total unrecognized compensation cost is expected to be recognized (in years)	2 years 6 months
Weighted-average assumptions used in the Black Scholes Merton option pricing model
Fair value of options at grant date (in dollars per share)	$ 4.97	$ 3.98	$ 4.17
Dividend yield (as a percent)	3.50%	3.60%	3.20%
Expected volatility (as a percent)	15.50%	15.50%	16.00%
Risk-free interest rate (as a percent)	2.80%	2.20%	1.50%
Expected term of the option (in years)	6 years	6 years	6 years
Share-based compensation disclosure
Granted (in shares)	8,000,000
Exercised (in shares)	(47,000,000)	(53,000,000)	(50,000,000)
Forfeited/expired (in shares)	(1,000,000)
Outstanding on December 31	133,000,000	173,000,000
Expected to vest	132,000,000
Granted, Weighted-Average Exercise Price (in dollars per share)	$ 44.49
Exercised, Weighted-Average Exercise Price (in dollars per share)	31.51
Forfeited/expired, Weighted-Average Exercise Price (in dollars per share)	41.22
Outstanding on December 31, Weighted-Average Exercise Price (in dollars per share)	36.74	$ 35.02
Expected to vest, Weighted-Average Exercise Price (in dollars per share)	$ 36.69
Expected to Vest, Weighted Average Remaining Contractual Life (in years)	4 years 6 months 21 days
Outstanding on December 31, Weighted-Average Remaining Contractual Life (in years)	4 years 7 months 2 days
Outstanding on December 31, Aggregate Intrinsic Value (in dollars)	$ 1,407.0
Expected to vest, Aggregate Intrinsic Value (in dollars)	$ 1,402.0
Exercisable on December 31, 2018	114,000,000
Exercisable on December 31, weighted average exercise price (in dollars per share)	$ 35.74
Exercisable on December 31, Weighted-Average Remaining Contractual Life (in years)	4 years 7 days
Exercisable on December 31, Aggregate Intrinsic Value (in dollars)	$ 1,327.0
Total intrinsic value of options exercised	$ 721.0	$ 744.0	$ 787.0
Vesting period of stock-based awards (in years)	4 years
Summary disclosures
Outstanding performance share units at the Threshold Award Level (in shares)	2,400,000
Outstanding performance share units at the Maximum Award Level (in shares)	15,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other-than-Options Paid in Cash Equivalent in Period Value		$ 0.4	$ 1.9
CCE's North American business
Stock-based compensation awards
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based compensation disclosure
Outstanding on December 31	100,000
Outstanding on December 31, Weighted-Average Exercise Price (in dollars per share)	$ 17.35
Vesting period of stock-based awards (in years)	3 years
Restricted Stock Units (RSUs) [Member]
Share-based compensation disclosure
Vesting period of stock-based awards (in years)	5 years
Summary disclosures
Canceled/forfeited (in shares)	(102,000)
Outstanding on January 1, 2018	$ 32.35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Conversions in Period	2,692,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Conversions, Weighted Average Grant Date Fair Value	$ 36.24
Canceled/forfeited, Weighted-Average Grant-Date Fair Value (in dollars per share)	36.18
Outstanding on December 31	$ 36.24	$ 32.35
Restricted shares units vested and released (in shares)	(6,747,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 32.34
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,591,000	6,748,000
2014 Equity Plan
Share-based compensation disclosure
Common stock was approved to be issued or transferred through the grant of stock options (in shares)	500,000,000
Number of Shares Available for Grant (in shares)	391,900,000
Options Plan Approved prior to 2014 [Member]
Share-based compensation disclosure
Number of Shares Available for Grant (in shares)	2,900,000
Stock options granted from 1999 through July 2003
Stock-based compensation awards
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	15 years
Stock options granted in December 2003 and thereafter
Stock-based compensation awards
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Performance share units [Member]
Summary disclosures
Granted	2,183,000
Paid in cash equivalent (in shares)		(11,052)	(52,545)
Canceled/forfeited (in shares)	(586,000)
Outstanding on December	7,698,000	8,212,000
Outstanding on January 1, 2018	$ 37.14
Grants in Period, Weighted Average Grant Date Fair Value	$ 41.02	$ 34.75	$ 39.70
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Conversions in Period	2,111,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Conversions, Weighted Average Grant Date Fair Value	$ 36.24
Canceled/forfeited, Weighted-Average Grant-Date Fair Value (in dollars per share)	37.58
Outstanding on December 31	$ 38.45	37.14
Performance share units [Member] | Performance Period 2016 to 2018 [Member]
Summary disclosures
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,756,000
Performance share units [Member] | Performance Period 2017 to 2019 [Member]
Summary disclosures
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,837,000
Performance share units [Member] | Performance Period 2018 to 2020 [Member]
Summary disclosures
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,105,000
Time-Based Restricted Stock Unit Awards
Summary disclosures
Granted	1,457,000
Canceled/forfeited (in shares)	(555,000)
Outstanding on January 1, 2018	$ 40.99
Grants in Period, Weighted Average Grant Date Fair Value	40.12
Canceled/forfeited, Weighted-Average Grant-Date Fair Value (in dollars per share)	41.32
Outstanding on December 31	$ 40.31	$ 40.99
Restricted shares units vested and released (in shares)	(1,015,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 41.80
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	3,422,323	3,535,000
Restricted stock award plan [Member]
Summary disclosures
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested	$ 305.0